STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					1 Months Ended						3 Months Ended			6 Months Ended	12 Months Ended
	Jul. 30, 2021	Apr. 30, 2021	Nov. 27, 2020	Nov. 24, 2020	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Nov. 30, 2020	May 31, 2020	Jan. 31, 2020	Jan. 31, 2022	Jan. 31, 2021	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2020	Jun. 03, 2021	Jun. 01, 2021	Apr. 14, 2021
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized											170,000,000		170,000,000	170,000,000	170,000,000	170,000,000	300,000,000	170,000,000
Number of warrants to purchase common stock											30,225,397		398,226	398,226	30,225,397	398,226
Stock Issued During Period, Value, New Issues												$ 8,550,000			$ 22,233,000	$ 11,066,000
Gross proceeds from common stock												$ 8,550,000			$ 28,115,000	$ 15,496,000
Common stock, par value											$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Warrants exercise price											$ 0.25		0.372	$ 0.372	$ 0.30	0.372
Proceeds from sale of common shares							$ 886,048,000							$ 2,489,104,000
Warrants exercise price							$ 0.86		$ 0.64
Net proceeds from offering							$ 762,000	$ 8,500,000	$ 40,000,000	$ 9,600,000				$ 1,583,000
ATM Program [Member]
Subsidiary, Sale of Stock [Line Items]
Net proceeds from offering					$ 1,531,000		737,000
Proceeds from commission							$ 25,000		$ 52,000
Pre Funded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants exercise price		$ 0.70				$ 0.70
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized											300,000,000				300,000,000
Share price per share								$ 0.30		$ 1.05
Stock Issued During Period, Shares, New Issues			26,666,666
Number of common stock shares sold								30,666,665		10,000,000
Proceeds from sale of common shares										$ 10,500,000
Net proceeds from offering															$ 3,800,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock								15,333,332
Warrants exercise price											$ 0.70				$ 0.70
Warrants exercise price								$ 0.35		$ 1.25
Warrants and Rights Outstanding, Term								5 years											5 years
November 2020 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock			13,333,333
Proceeds from sale of common shares				$ 9,200,000
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized																	300,000,000
Warrants exercise price													281.25	$ 281.25		281.25
Maximum [Member] | Amended and Restated Certificate of Incorporation [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized		300,000,000				300,000,000
Maximum [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock										5,000,000
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized																	170,000,000
Warrants exercise price													$ 0	$ 0		$ 0
Minimum [Member] | Amended and Restated Certificate of Incorporation [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, authorized		170,000,000				170,000,000
Lincoln Park Capital Fund, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock purchased													11,242,048
Gross proceeds from common stock													$ 5,100,000
Proceeds from netted legal fees													$ 50,000
Purchase Agreement [Member] | Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock		14,005,202				14,005,202
Warrants exercise price		$ 0.70				$ 0.70
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Agreement description	Over the 36-month term of the Purchase Agreement, the Company has the right, but not the obligation, from time to time, to sell to Lincoln Park up to an aggregate amount of $20,000,000 of shares of common stock, in its sole discretion and subject to certain conditions, including that the closing price of its common stock is not below $0.10 per share, to direct Lincoln Park to purchase up to 1,000,000 shares (the “Regular Purchase Share Limit”) of its Common Stock (each such purchase, a “Regular Purchase”). Lincoln Park’s maximum obligation under any single Regular Purchase will not exceed $1,000,000, unless the parties mutually agree to increase the maximum amount of such Regular Purchase. The purchase price for shares of Common Stock to be purchased by Lincoln Park under a Regular Purchase will be the equal to the lower of (in each case, subject to the adjustments described in the Purchase Agreement): (i) the lowest sale price for the Company’s common stock on the applicable purchase date, and (ii) the arithmetic average of the three lowest sale prices for the Company’s common stock during the ten trading days prior to the purchase date.
Common stock, authorized	20,000,000
Share price per share	$ 0.10
Stock Issued During Period, Shares, New Issues	1,084,266
Stock Issued During Period, Value, New Issues	$ 600,000
Purchase Agreement [Member] | Lincoln Park Capital Fund, LLC [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock	1,000,000
Securities Purchase Agreements [Member] | Pre Funded Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Share price per share		0.7911				0.7911
Common stock, par value		0.001				0.001
Securities Purchase Agreements [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Share price per share		0.7921				$ 0.7921
Number of common stock shares sold						17,577,400
Common stock, par value		$ 0.001				$ 0.001
Pre-funded warrants to purchase common shares		7,671,937				7,671,937
Ownership percentage		9.99%				9.99%
Securities Purchase Agreements [Member] | Maximum [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock		11,244,135				11,244,135
Definitive Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock		11,244,135				11,244,135
Definitive Agreements [Member] | April 2021 Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase common stock		14,005,202				14,005,202
Proceeds from sale of common shares		$ 20,000,000